Geographic information for offshore drilling operations	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
16. Geographic information for offshore drilling operations

The revenue shown in the table below is based upon the location where the drilling takes place:

	2010	2011	2012

Ghana/Ivory Coast	$227,649	$230,018	$175,595
Turkey	176,228	50,183	-
Norway	(715)	-	-
Brazil	-	(617)	233,569
Greenland	-	253,125	136
Ivory Coast	-	89,686	-
Tanzania	-	78,424	196,415
Angola	-	-	79,884
Namibia	-	-	33,212
Falkland	-	-	166,795
Equatorial Guinea	-	-	56,297
Total leasing and service revenues	$403,162	$700,819	$941,903

The drilling units Leiv Eiriksson, Eirik Raude, Ocean Rig Corcovado, Ocean Rig Olympia, Ocean Rig Poseidon and Ocean Rig Mykonos constitute the Company's long lived assets.